Exhibit 99.1 Schedule 2

Data Compare Summary (Total)

Run Date - 4/16/2024 5:55:51 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	107	889	12.04%	899
City	69	895	7.71%	899
State	0	895	0.00%	899
Zip	98	894	10.96%	899
Borrower First Name	26	884	2.94%	899
Borrower Last Name	24	886	2.71%	899
Note Date	800	895	89.39%	899
Original Loan Amount	3	890	0.34%	899
First Payment Date	11	890	1.24%	899
Original Term	10	891	1.12%	899
Amortization Term	3	22	13.64%	899
Maturity Date	27	883	3.06%	899
Original Interest Rate	17	893	1.90%	899
Original P&I	11	67	16.42%	899
Amortization Type	1	44	2.27%	899
Property Type	10	39	25.64%	899
Lien Position	0	35	0.00%	899
Occupancy	9	71	12.68%	899
Purpose	16	69	23.19%	899
Doc Type	8	13	61.54%	899
# of Units	2	62	3.23%	899
Refi Purpose	3	16	18.75%	899
Balloon Flag	8	43	18.60%	899
Original CLTV	111	856	12.97%	899
Original LTV	70	858	8.16%	899
LTV Valuation Value	11	52	21.15%	899
Interest Only	1	41	2.44%	899
Interest Only Period	0	1	0.00%	899
Index Type	6	7	85.71%	899
Margin	668	836	79.90%	899
Interest Rate Change Frequency	3	4	75.00%	899
Interest Rate Life Cap	7	7	100.00%	899
Interest Rate Life Floor	7	7	100.00%	899
Payment Change Frequency	3	4	75.00%	899
Originator Application Date	24	24	100.00%	899
Contract Sales Price	24	35	68.57%	899
Representative FICO	7	11	63.64%	899
First Interest Rate Change Date	6	9	66.67%	899
Next Interest Rate Change Date	1	1	100.00%	899
Interest Rate Periodic Cap	7	9	77.78%	899
First Payment Change Date	6	7	85.71%	899
Next Payment Change Date	1	1	100.00%	899
Rounding Factor	4	4	100.00%	899
Interest Collection Type	0	10	0.00%	899
Interest Rate Initial Cap	5	6	83.33%	899
Rounding Method	3	3	100.00%	899
Neg Am	11	30	36.67%	899
Investor: Qualifying Total Debt Ratio	297	807	36.80%	899
Coborrower First Name	13	286	4.55%	899
Coborrower Last Name	14	287	4.88%	899
PMI Company	4	7	57.14%	899
PMI Coverage %	9	13	69.23%	899
PMI MI Certificate Number	3	3	100.00%	899
Lookback Period	7	7	100.00%	899
Appraised Value	1	7	14.29%	899
Mortgage Type	0	1	0.00%	899
Origination Channel	1	1	100.00%	899
Borrower SSN	106	847	12.51%	899
Coborrower SSN	39	279	13.98%	899
Other Financing Junior Total Original Loan Amount	16	23	69.57%	899
Interest Rate Life Min	3	3	100.00%	899
Interest Rate Life Max	1	3	33.33%	899
Interest Rate Periodic Floor	2	3	66.67%	899
Interest Rate Initial Maximum	1	3	33.33%	899
Interest Rate Initial Minimum	3	3	100.00%	899
Total	2,769	16,572	16.71%	899